Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash	$ 5,495,270	$ 1,203,160
Short-term investments	6,727,141	4,290,348
Accounts receivable, net	1,263,451	3,271,218
Advances to suppliers, net	342,737	481,769
Inventories, net	456,516	430,670
Deferred offering cost		917,446
Loans receivable	7,487,166	1,013,157
Prepaid expenses and other current assets	602,496	94,925
Total current assets	22,374,777	12,102,158
Non-current assets
Non-current accounts receivable	5,165,528	4,209,546
Non-current advance to a third party	401,647	421,679
Non-current loan receivable		4,342,100
Property, equipment and software, net	235,395	122,967
Operating lease right-of-use assets	4,800	6,641
Long-term investments	5,000,000
Total non-current assets	10,807,370	9,102,933
Total Assets	33,182,147	21,205,091
Current liabilities
Accounts payable	559,573	696,734
Advances from customers	70,538
Loan payable	2,550,423	506,578
Deferred revenue	503,757	977,054
Taxes payable	1,708,684	1,671,322
Accrued expenses and other current liabilities	310,772	348,167
Operating lease liabilities	3,162	3,242
Total current liabilities	5,708,023	4,203,695
Non-current Liabilities
Loan payable, non-current		2,171,050
Deferred income tax liabilities, non-current	1,515,182	1,300,421
Operating lease liabilities, non-current	1,638	3,399
Total non-current liabilities	1,516,820	3,474,870
Total Liabilities	7,224,843	7,678,565
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares and 10,987,679 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively.	1,439	1,099
Additional paid-in capital	16,721,551	2,628,356
Statutory reserve	836,215	836,215
Retained earnings	9,174,695	10,340,107
Accumulated other comprehensive loss	(776,596)	(279,251)
Total Shareholders’ Equity	25,957,304	13,526,526
Total Liabilities and Shareholders’ Equity	33,182,147	21,205,091
Related Party
Current assets
Accounts receivable, net		399,465
Current liabilities
Due to related parties	$ 1,114	$ 598